Portfolio of investments—March 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 101.54%
California: 99.51%
Airport revenue: 7.16%
Alameda Corridor Transportation Authority Series C CAB (AGM Insured)¤	0.00%	10-1-2053	$3,825,000	$889,343
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A AMT	5.00	12-31-2043	5,730,000	5,675,571
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2047	5,000,000	5,092,135
County of Sacramento Airport System Revenue Series C AMT	5.00	7-1-2038	3,000,000	3,128,676
Norman Y Mineta San Jose International Airport Series A AMT	5.00	3-1-2047	4,000,000	4,054,973
Norman Y Mineta San Jose International Airport Series B	5.00	3-1-2042	1,750,000	1,824,333
San Diego County Regional Airport Authority Series A	5.00	7-1-2044	3,045,000	3,270,408
San Diego County Regional Airport Authority Series B AMT	5.00	7-1-2039	3,000,000	3,299,898
San Diego County Regional Airport Authority Series B AMT	5.00	7-1-2056	6,040,000	6,297,707
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	4.00	5-1-2052	3,500,000	3,297,237
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00	5-1-2047	7,715,000	7,848,923
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00	5-1-2049	5,000,000	5,145,424
				49,824,628
Education revenue: 9.27%
California Educational Facilities Authority Leland Stanford Junior University Series V-2	5.00	4-1-2051	2,000,000	2,415,261
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2042	2,645,000	2,714,194
California Municipal Finance Authority Baptist University Series A144A	5.00	11-1-2025	455,000	457,460
California Municipal Finance Authority Biola University, Inc.	5.00	10-1-2035	600,000	625,860
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2046	1,930,000	1,765,623
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2051	1,150,000	1,018,698
California Municipal Finance Authority Literacy First Charter School Issuer LLC Series A	5.00	12-1-2039	1,390,000	1,419,294
California Municipal Finance Authority Samuel Merritt University	5.25	6-1-2053	9,500,000	10,177,544
California Municipal Finance Authority STREAM Charter School Series A144A	5.00	6-15-2041	925,000	889,819
California Municipal Finance Authority STREAM Charter School Series A144A	5.00	6-15-2051	1,265,000	1,151,331
California Municipal Finance Authority University of the Pacific Series A	4.00	11-1-2042	1,600,000	1,580,507
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	4.00	8-1-2051	775,000	650,215
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	5.00	8-1-2050	3,540,000	3,543,381
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2047	1,000,000	952,717
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2054	1,000,000	932,603
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund | 1

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
California School Finance Authority Girls Athletic Leadership Schools Los Angeles Series A144A	4.00%	6-1-2051	$905,000	$672,579
California School Finance Authority Green Dot Public Schools Obligated Group Series A144A	4.00	8-1-2025	450,000	447,296
California School Finance Authority Green Dot Public Schools Obligated Group Series A144A	5.00	8-1-2035	2,525,000	2,557,863
California School Finance Authority Kipp SoCal Public Schools Obligated Group Series A144A	5.00	7-1-2035	1,000,000	1,013,146
California School Finance Authority Lifeline Education Charter School, Inc. Series A144A	5.00	7-1-2045	800,000	773,513
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2036	945,000	951,308
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2046	2,100,000	2,100,562
California School Finance Authority Santa Clarita Valley International Charter School Series A144A	4.00	6-1-2041	500,000	407,679
California School Finance Authority Santa Clarita Valley International Charter School Series A144A	4.00	6-1-2051	650,000	469,932
California State University Series A	5.00	11-1-2047	1,000,000	1,042,539
California State University Series A	5.25	11-1-2053	1,000,000	1,130,400
California Statewide CDA Baptist University Series A144A	5.00	11-1-2032	1,135,000	1,164,096
California Statewide CDA Baptist University Series A144A	5.00	11-1-2041	2,875,000	2,882,349
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2051	2,500,000	2,340,344
University of California Series BS	5.00	5-15-2044	1,200,000	1,368,187
University of California Series BV	5.00	5-15-2044	5,000,000	5,700,777
University of California Series BV	5.00	5-15-2045	3,500,000	3,975,655
University of California Series K	4.00	5-15-2046	5,295,000	5,219,311
				64,512,043
GO revenue: 16.84%
Barstow Unified School District Series C (AGM Insured)	5.00	8-1-2050	1,195,000	1,285,797
Bassett Unified School District Series B (BAM Insured)	5.00	8-1-2027	1,050,000	1,080,380
Cerritos Community College District Series D CAB¤	0.00	8-1-2029	1,750,000	1,494,027
Cerritos Community College District Series D CAB¤	0.00	8-1-2033	1,500,000	1,127,391
College of the Sequoias Tulare Area Improvement District No. 3 Series A (AGC Insured)¤	0.00	8-1-2024	1,000,000	988,224
Compton Community College District Series C CAB¤	0.00	8-1-2035	3,445,000	2,353,347
Delano Joint Union High School District Series B (AGM Insured)	5.75	8-1-2035	4,510,000	4,516,298
Inglewood Unified School District Series B (BAM Insured)	5.00	8-1-2036	200,000	207,407
Inglewood Unified School District Series B (BAM Insured)	5.00	8-1-2038	500,000	516,173
Long Beach Unified School District Series A	5.50	8-1-2026	95,000	95,115
Long Beach Unified School District Series B¤	0.00	8-1-2035	2,000,000	1,381,550
Long Beach Unified School District Series C	4.00	8-1-2053	10,000,000	9,807,334
Merced City School District	5.00	8-1-2045	1,000,000	1,016,871
Merced Union High School District Series C CAB¤	0.00	8-1-2032	3,380,000	2,609,449
Mount San Antonio Community College District Series A CAB¤	0.00	8-1-2024	1,610,000	1,592,550
Paramount Unified School District CAB¤	0.00	8-1-2033	2,500,000	1,865,226
Pleasanton Unified School District	4.00	8-1-2052	9,340,000	9,340,376
Pomona Unified School District Series A (NPFGC Insured)	6.55	8-1-2029	1,155,000	1,279,630
See accompanying notes to portfolio of investments
2 | Allspring California Tax-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Poway Unified School District Facilities Improvement District No. 2007-1 Series A¤	0.00%	8-1-2024	$1,800,000	$1,778,600
Rialto Unified School District Series A (AGM Insured)¤	0.00	8-1-2026	3,320,000	3,081,959
Sacramento City Unified School District Series 2013-A (BAM Insured)	5.25	8-1-2033	1,000,000	1,002,003
San Bernardino City Unified School District Series C (AGM Insured)	5.00	8-1-2040	8,000,000	8,157,791
San Bernardino Community College District Series B	5.00	8-1-2049	5,000,000	5,489,601
San Diego Unified School District Series I	4.00	7-1-2047	2,025,000	2,016,218
San Gorgonio Memorial Health Care District	5.00	8-1-2032	1,750,000	1,736,906
San Gorgonio Memorial Health Care District	5.50	8-1-2028	2,525,000	2,527,302
San Rafael City High School District Series C	4.00	8-1-2043	1,500,000	1,519,881
Santa Ana Unified School District Series B (AGC Insured)¤	0.00	8-1-2038	15,000,000	8,802,289
Sierra Joint Community College District Series C	4.00	8-1-2053	4,000,000	3,997,471
Sierra Kings Health Care District	5.00	8-1-2028	1,000,000	1,013,149
Sierra Kings Health Care District	5.00	8-1-2032	1,500,000	1,521,690
Sierra Kings Health Care District	5.00	8-1-2037	1,750,000	1,767,126
Sonoma Valley Unified School District Series A¤	0.00	8-1-2027	1,020,000	915,576
State of California	4.00	9-1-2043	10,000,000	10,239,512
State of California	5.00	8-1-2046	10,000,000	10,336,436
State of California	5.25	9-1-2053	3,500,000	3,937,830
Tulare Local Health Care District (BAM Insured)	4.00	8-1-2039	1,850,000	1,883,358
Washington Township Health Care District Series B	5.50	8-1-2038	1,500,000	1,507,093
Wiseburn School District (AGC Insured)¤	0.00	8-1-2027	1,525,000	1,374,271
				117,163,207
Health revenue: 14.73%
California HFFA Cedars-Sinai Medical Center Obligated Group Series B	4.00	8-15-2039	10,500,000	10,511,902
California HFFA Children’s Hospital Los Angeles Obligated Group Series A	5.00	8-15-2047	10,050,000	10,161,077
California HFFA Children’s Hospital of Orange County Obligated Group Series A	5.00	11-1-2054	4,750,000	5,216,304
California HFFA CommonSpirit Health Obligated Group Series A	5.00	12-1-2054	5,000,000	5,380,505
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.25	11-15-2053	1,250,000	1,323,861
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2051	3,000,000	2,969,871
California HFFA Lundquist Institute For Biomedical Innovation At Harbor-Ucla Medical Center	5.00	9-1-2048	6,095,000	6,096,424
California HFFA Marshall Medical Center Series A	4.00	11-1-2040	1,375,000	1,388,394
California HFFA On Lok Senior Health Services Obligated Group	5.00	8-1-2040	700,000	741,369
California HFFA On Lok Senior Health Services Obligated Group	5.00	8-1-2050	1,000,000	1,034,822
California HFFA Sutter Health Obligated Group Series A	4.00	11-15-2048	5,000,000	4,800,420
California HFFA Sutter Health Obligated Group Series B##	5.00	11-15-2046	2,960,000	3,022,252
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	4.00	2-1-2051	1,500,000	1,331,533
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2047	1,400,000	1,411,988
California Municipal Finance Authority HumanGood California Obligated Group	4.00	10-1-2049	2,250,000	2,104,734
California Municipal Finance Authority Inland Christian Home, Inc.	4.00	12-1-2039	1,240,000	1,258,682
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund | 3

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California Municipal Finance Authority Inland Christian Home, Inc.	4.00%	12-1-2049	$2,915,000	$2,908,303
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2046	3,300,000	3,310,657
California Municipal Finance Authority Town & Country Manor of the Christian & Missionary Alliance	5.00	7-1-2039	1,000,000	1,084,442
California Municipal Finance Authority Town & Country Manor of the Christian & Missionary Alliance	5.00	7-1-2049	2,650,000	2,800,841
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2037	500,000	505,279
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2047	5,365,000	5,367,404
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2051	1,255,000	1,097,279
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2056	1,235,000	1,062,137
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00	3-1-2045	2,500,000	2,531,879
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00	3-1-2048	5,000,000	5,102,910
California Statewide CDA Enloe Medical Center Obligated Group Series A (AGM Insured)	5.25	8-15-2052	2,000,000	2,170,379
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A	5.25	12-1-2044	5,150,000	5,176,846
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2036	700,000	726,785
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2037	500,000	516,109
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2038	450,000	461,635
California Statewide CDA Odd Fellows Home Series A	4.00	4-1-2043	1,900,000	1,913,459
California Statewide CDA Odd Fellows Home Series A	4.13	4-1-2053	1,000,000	999,760
Regents of the University of California Medical Center Pooled Revenue Series P	4.00	5-15-2053	5,000,000	4,941,252
Washington Township Health Care District Series A	5.00	7-1-2042	1,000,000	1,000,099
				102,431,593
Housing revenue: 12.89%
California Community Housing Agency Creekwood Apartments Series A144A	4.00	2-1-2056	3,000,000	2,020,253
California Community Housing Agency Serenity at Larkspur Apartments Series A144A	5.00	2-1-2050	3,000,000	2,322,794
California Enterprise Development Authority	4.00	11-1-2049	1,900,000	1,825,790
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	8,025,063	7,938,178
California Housing Finance Agency Class A Series 2021-2 (FHLMC Insured)	3.75	3-25-2035	122,588	119,506
California Infrastructure & Economic Development Bank South Monterey County Joint Union High School District	5.75	8-15-2029	2,150,000	2,151,332
California Municipal Finance Authority Special Finance Agency XII Allure Apartments Series A2144A	4.38	8-1-2049	1,800,000	1,487,187
California Municipal Finance Authority Special Finance Agency Latitude33 Series A144A	4.00	12-1-2045	1,500,000	1,233,627
California Municipal Finance Authority Caritas Corp. Series B	4.00	8-15-2051	1,340,000	1,147,013
California Municipal Finance Authority Caritas Project Series A	5.00	8-15-2029	500,000	525,023
See accompanying notes to portfolio of investments
4 | Allspring California Tax-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
California Municipal Finance Authority CHF-Davis I LLC	5.00%	5-15-2051	$6,700,000	$6,838,577
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2033	600,000	620,868
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2034	700,000	722,390
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2035	700,000	720,330
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2036	600,000	614,025
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2037	700,000	710,444
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2038	750,000	756,320
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2040	1,100,000	1,099,277
California Municipal Finance Authority CHF-Riverside II LLC	5.00	5-15-2029	625,000	672,192
California Municipal Finance Authority CHF-Riverside II LLC	5.00	5-15-2052	5,650,000	5,783,111
California Municipal Finance Authority Southwestern Law School	4.00	11-1-2041	575,000	539,792
California Statewide CDA Community Improvement Authority 1818 Platinum Triangle-Anaheim Series B144A	4.00	4-1-2057	1,000,000	721,856
California Statewide CDA Community Improvement Authority Altana Apartments Series A-2144A	4.00	10-1-2056	2,000,000	1,560,595
California Statewide CDA Community Improvement Authority Theo Apartments Series B144A	4.00	5-1-2057	1,500,000	1,069,020
California Statewide CDA Community Improvement Authority Towne at Glendale Apartments144A	5.00	9-1-2037	870,000	894,630
California Statewide CDA Uptown Newport Building Owner LP Series BB (East West Bank LOC)ø##	3.63	3-1-2057	14,820,000	14,820,000
Compton PFA144A	4.00	9-1-2027	4,595,000	4,576,026
Fresno Joint Powers Financing Authority Master Lease Projects Series A (AGM Insured)	4.00	4-1-2046	1,225,000	1,224,490
Independent Cities Finance Authority Millennium Housing of California	5.00	5-15-2048	2,000,000	2,050,419
Independent Cities Finance Authority San Juan Mobile Estates	5.00	8-15-2030	1,000,000	1,026,581
Independent Cities Finance Authority Santa Rosa Leisure Mobile Home Park	5.00	8-15-2046	1,570,000	1,593,638
Los Angeles County Public Works Financing Authority Series A	5.00	12-1-2039	2,860,000	2,879,625
Modesto Irrigation District Electric System Revenue Series A	5.00	10-1-2040	3,500,000	3,587,915
Montclair Financing Authority Public Facilities Projects (AGM Insured)	5.00	10-1-2035	2,400,000	2,412,230
Riverside County Asset Leasing Corp. (NPFGC Insured)¤	0.00	6-1-2026	10,000,000	9,262,337
Sacramento City Schools Joint Powers Financing Authority Unified School District Series A (BAM Insured)	5.00	3-1-2040	2,165,000	2,165,508
				89,692,899
Miscellaneous revenue: 6.31%
California Municipal Finance Authority Palomar Health Obligated Group Series A (AGM Insured)	5.25	11-1-2052	1,500,000	1,673,111
California Statewide CDA Series 2021-A	4.00	9-2-2041	995,000	892,179
California Statewide CDA Series A	5.00	9-2-2047	1,995,000	2,037,674
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund | 5

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
City of Irvine Reassessment District No. 15-2	5.00%	9-2-2025	$725,000	$736,131
City of Irvine Reassessment District No. 15-2	5.00	9-2-2026	400,000	407,349
City of Irvine Reassessment District No. 15-2	5.00	9-2-2042	1,495,000	1,512,584
City of Porterville Water Revenue System Financing Project (AGM Insured)	4.00	8-15-2050	1,000,000	999,511
City of Upland San Antonio Regional Hospital Obligated Group COP	5.00	1-1-2047	1,955,000	1,990,245
Hayward Unified School District COP	5.25	8-1-2052	8,000,000	8,301,234
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2041	1,700,000	1,722,022
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2051	750,000	732,734
Jefferson Union High School District Teacher & Staff Housing Project COP (BAM Insured)	4.00	8-1-2045	1,400,000	1,401,095
Lassen Municipal Utility District COP	4.00	5-1-2038	2,615,000	2,514,054
Lassen Municipal Utility District COP	4.00	5-1-2041	2,250,000	2,135,434
Lassen Municipal Utility District COP	4.00	5-1-2046	4,395,000	4,082,150
Lassen Municipal Utility District COP	4.00	5-1-2051	2,340,000	2,114,409
Mountain House PFA Community Services District Series A	5.00	12-1-2034	535,000	566,841
North Coast County Water District COP (AGM Insured)	4.00	10-1-2051	1,745,000	1,746,242
Pajaro Valley Water Management Agency Series C COP (BAM Insured)	4.13	3-1-2053	4,250,000	4,193,823
San Marino Unified School District Series A COP	5.00	12-1-2041	500,000	500,179
Sutter Butte Flood Control Agency Assessment District (BAM Insured)	5.00	10-1-2040	3,545,000	3,627,268
				43,886,269
Tax revenue: 14.88%
California Statewide CDA Community Facilities District No. 2017	5.00	9-1-2048	5,000,000	5,124,433
California Statewide CDA Community Facilities District No. 2020-02 Area No. 1	4.00	9-1-2051	1,150,000	1,033,500
Cathedral City Redevelopment Successor Agency Series A (AGM Insured)	5.00	8-1-2032	1,450,000	1,456,980
Cathedral City Redevelopment Successor Agency Series A (AGM Insured)	5.00	8-1-2033	880,000	884,015
Chino Community Facilities District No. 2003-3 Improvement Area No. 7	5.00	9-1-2048	2,500,000	2,546,141
Chula Vista Community Facilities District No. 06-1 Area No. 1	5.00	9-1-2043	445,000	459,262
Chula Vista Community Facilities District No. 06-1 Area No. 1	5.00	9-1-2048	895,000	915,831
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00	9-1-2041	1,000,000	933,419
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00	9-1-2051	1,250,000	1,074,872
City & County of San Francisco Community Facilities District No. 2016-1 Series A144A	4.00	9-1-2052	1,750,000	1,472,071
City & County of San Francisco Community Facilities District No. 2016-1 Series A	5.00	9-1-2052	1,000,000	1,043,238
City of Belmont Community Facilities District No. 2000-1 (Ambac Insured)	5.75	8-1-2030	3,190,000	3,567,658
City of Fremont Community Facilities District No. 1	5.00	9-1-2040	2,700,000	2,728,319
See accompanying notes to portfolio of investments
6 | Allspring California Tax-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
City of Los Angeles Community Facilities District No. 11	4.00%	9-1-2046	$1,250,000	$1,110,057
City of Roseville Creekview Community Facilities District No. 1	5.00	9-1-2045	1,280,000	1,311,611
City of Sacramento Transient Occupancy Tax Revenue Series A	5.00	6-1-2048	3,750,000	3,889,628
City of San Clemente Community Facilities District No. 2006-1	5.00	9-1-2040	965,000	978,300
City of San Clemente Community Facilities District No. 2006-1	5.00	9-1-2046	1,175,000	1,187,854
Corona Community Facilities District No. 2018-1 Improvement Area No. 1 Series A	5.00	9-1-2048	1,000,000	1,020,603
Corona-Norco Unified School District Community Facilities District No. 16-1	5.00	9-1-2048	1,500,000	1,528,886
County of San Bernardino Community Facilities District No. 2006-1 Area No. 6	5.00	9-1-2048	1,200,000	1,227,930
Dinuba Redevelopment Agency Merged City Project (BAM Insured)	5.00	9-1-2033	1,500,000	1,515,509
Elk Grove Finance Authority (BAM Insured)	5.00	9-1-2038	1,500,000	1,525,614
Fairfield Community Facilities District No. 2019-1 Area No. 1 Series A144A	5.00	9-1-2050	3,000,000	3,030,447
Folsom Ranch Financing Authority Community Facilities District No. 20	5.00	9-1-2048	1,650,000	1,687,075
Inglewood Redevelopment Successor Agency Merged Redevelopment Project Series A (BAM Insured)	5.00	5-1-2038	305,000	320,795
Inland Valley Development Agency Series A	5.25	9-1-2037	4,000,000	4,007,383
Irvine Facilities Financing Authority Community Facilities District No. 2013-3 Series A (BAM Insured)	4.00	9-1-2058	2,200,000	2,168,643
Lafayette Redevelopment Successor Agency (AGM Insured)	5.00	8-1-2033	1,500,000	1,512,373
Lafayette Redevelopment Successor Agency (AGM Insured)	5.00	8-1-2038	1,635,000	1,644,375
Lancaster Redevelopment Successor Agency Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2033	1,200,000	1,262,634
Marina Redevelopment Successor Agency Series A	5.00	9-1-2033	340,000	356,399
Marina Redevelopment Successor Agency Series A	5.00	9-1-2038	400,000	416,250
Marina Redevelopment Successor Agency Series B	5.00	9-1-2033	250,000	262,130
Marina Redevelopment Successor Agency Series B	5.00	9-1-2038	250,000	260,156
Oakland Redevelopment Successor Agency Series TE (AGM Insured)	5.00	9-1-2035	2,545,000	2,604,676
Oakland Redevelopment Successor Agency Series TE (AGM Insured)	5.00	9-1-2036	4,000,000	4,082,243
Orange County Community Facilities District No. 2015-1 Series A	5.25	8-15-2045	1,950,000	1,971,664
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue Series A	5.00	6-1-2051	4,000,000	4,342,327
Rancho Cucamonga Redevelopment Successor Agency (AGM Insured)	5.00	9-1-2032	1,870,000	1,882,415
Redwood City Redevelopment Successor Agency (Ambac Insured)¤	0.00	7-15-2030	3,505,000	2,867,091
Rio Vista Community Facilities District No. 2018-1	5.00	9-1-2048	1,185,000	1,200,250
River Islands PFA Community Facilities District No. 2016 (AGM Insured)	5.25	9-1-2052	2,000,000	2,178,119
Riverside County Community Facilities Districts No. 05-8	5.00	9-1-2048	1,600,000	1,630,812
Romoland School District Community Facilities District No. 2004-1 Area No. 4	5.00	9-1-2048	3,000,000	3,066,203
San Francisco City & County Redevelopment Successor Agency Mission Bay South Project Series D CAB144A¤	0.00	8-1-2026	4,000,000	3,586,908
San Francisco City & County Redevelopment Successor Agency Mission Bay South Redevelopment Area Tax Increment Financing District Series A	5.00	8-1-2043	2,500,000	2,504,890
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund | 7

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
San Francisco City & County Redevelopment Successor Agency Transbay Infrastructure Project Series B (AGM Insured)	5.00%	8-1-2046	$1,500,000	$1,567,583
San Francisco City & County Redevelopment Successor Agency Transbay Infrastructure Project Series B (AGM Insured)	5.25	8-1-2053	2,250,000	2,477,515
San Marcos Unified School District Community Facilities District No. 4 (BAM Insured)	5.00	9-1-2034	1,705,000	1,715,931
San Marcos Unified School District Community Facilities District No. 5 (BAM Insured)	5.00	9-1-2028	1,290,000	1,298,004
San Marcos Unified School District Community Facilities District No. 5 (BAM Insured)	5.00	9-1-2029	1,325,000	1,333,221
Sonoma Community Development Successor Agency (NPFGC Insured)	5.00	6-1-2033	1,325,000	1,393,259
Temescal Valley Water District Community Facilities No. 4 Area No. 2	4.00	9-1-2051	930,000	792,253
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	5.00	9-1-2048	2,750,000	2,784,296
Tustin Community Facilities District No. 06-1 Series A	5.00	9-1-2040	750,000	758,791
Tustin Community Facilities District No. 06-1 Series A	5.00	9-1-2045	1,000,000	1,008,906
Union City Community Redevelopment Successor Agency Series A	5.00	10-1-2036	1,000,000	1,025,281
				103,537,029
Tobacco revenue: 0.64%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series B-2 CAB¤	0.00	6-1-2055	14,000,000	2,730,569
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp. Series B	5.00	6-1-2050	1,125,000	1,139,550
Tobacco Securitization Authority of Northern California Sacramento County Corp. Class 2 Series B2 CAB¤	0.00	6-1-2060	3,250,000	564,386
				4,434,505
Transportation revenue: 1.14%
Bay Area Toll Authority Series B (Barclays Bank PLC LOC)ø	4.35	4-1-2055	6,000,000	6,000,000
Riverside County Transportation Commission Series B1	4.00	6-1-2046	2,000,000	1,944,733
				7,944,733
Utilities revenue: 10.80%
California Community Choice Financing Authority Clean Energy Project Series A-1øø	5.00	5-1-2054	7,000,000	7,536,808
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	2,500,000	2,634,417
California Community Choice Financing Authority Series Gøø	5.25	11-1-2054	5,000,000	5,379,082
City of Burbank Electric Revenue	5.00	6-1-2053	5,620,000	6,168,512
City of Glendale Electric Revenue	5.00	2-1-2054	5,000,000	5,516,633
Imperial Irrigation District Electric System Revenue Series A	5.00	11-1-2040	3,715,000	3,812,988
Imperial Irrigation District Electric System Revenue Series A	5.00	11-1-2045	1,060,000	1,083,630
Imperial Irrigation District Electric System Revenue Series C	5.00	11-1-2038	2,500,000	2,593,416
Los Angeles Department of Water & Power Series E	5.00	7-1-2053	2,500,000	2,759,375
Los Angeles Department of Water & Power System Revenue Series A%%	5.00	7-1-2044	14,775,000	16,728,568
Los Angeles Department of Water & Power System Revenue Series A-4ø	4.40	7-1-2035	1,050,000	1,050,000
See accompanying notes to portfolio of investments
8 | Allspring California Tax-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
M-S-R Energy Authority Series B	7.00%	11-1-2034	$4,000,000	$5,035,432
M-S-R Energy Authority Series C	6.13	11-1-2029	865,000	924,575
Northern California Energy Authority St. Luke’s Hospital Obligated Group Series A-1øø%%	5.00	12-1-2054	2,000,000	2,138,287
Redding Joint Powers Financing Authority Series A	5.00	6-1-2032	440,000	456,903
Roseville Natural Gas Financing Authority	5.00	2-15-2025	1,930,000	1,938,460
Sacramento Municipal Utility District Series K	5.00	8-15-2053	3,000,000	3,317,252
Southern California Public Power Authority Los Angeles Department of Water & Power System Revenue Series 1	5.25	7-1-2053	1,700,000	1,923,695
Southern California Public Power Authority Project No. 3 Series A	5.25	11-1-2025	1,000,000	1,019,021
Walnut Energy Center Authority Series A	5.00	1-1-2034	3,115,000	3,122,626
				75,139,680
Water & sewer revenue: 4.85%
Adelanto Public Utility Authority Series A (AGM Insured)	5.00	7-1-2039	2,000,000	2,113,503
California PCFA Poseidon Resources Channelside LP AMT144A	5.00	11-21-2045	2,615,000	2,720,870
City of Compton Sewer Revenue	6.00	9-1-2039	1,775,000	1,778,815
City of Tulare Sewer Revenue (AGM Insured)	5.00	11-15-2041	1,500,000	1,534,034
East Bay Municipal Utility District Wastewater System Revenue Series A	5.00	6-1-2049	2,500,000	2,792,771
East Bay Municipal Utility District Wastewater System Revenue Series A	5.00	6-1-2054	1,850,000	2,050,974
Florin Resource Conservation District Series A (NPFGC Insured)	5.00	9-1-2032	2,000,000	2,011,173
Los Angeles Department of Water & Power System Revenue Series A-1ø	4.35	7-1-2049	3,500,000	3,500,000
Merced Irrigation District Series A (AGM Insured)	5.00	10-1-2038	4,000,000	4,025,683
Metropolitan Water District of Southern California Series A	5.00	4-1-2053	10,000,000	11,185,025
				33,712,848
				692,279,434
Guam: 0.29%
Miscellaneous revenue: 0.14%
Territory of Guam Series F	4.00	1-1-2036	1,000,000	1,004,307
Water & sewer revenue: 0.15%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,000,000	1,043,304
				2,047,611
Illinois: 0.14%
GO revenue: 0.14%
State of Illinois Series B	4.50	5-1-2048	1,000,000	989,180
New York: 1.45%
Industrial development revenue: 0.75%
New York Transportation Development Corp. Delta Air Lines, Inc. Series A AMT	5.00	1-1-2029	5,000,000	5,183,371
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund | 9

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.70%
New York City Transitional Finance Authority Future Tax Secured Revenue Series E1	3.00%	2-1-2051	$3,360,000	$2,579,989
New York State Dormitory Authority Personal Income Tax Revenue Series A	3.00	3-15-2050	3,000,000	2,322,144
				4,902,133
				10,085,504
Ohio: 0.08%
Tobacco revenue: 0.08%
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-3 CAB¤	0.00	6-1-2057	5,000,000	520,428
Texas: 0.07%
Resource recovery revenue: 0.07%
Port of Port Arthur Navigation District Motiva Enterprises LLCø	4.80	4-1-2040	500,000	500,000
Total municipal obligations (Cost $712,583,489)				706,422,157

		Yield	Shares
Short-term investments: 0.23%
Investment companies: 0.23%
Allspring Government Money Market Fund Select Class♠∞##		5.25	1,613,517	1,613,517
Total short-term investments (Cost $1,613,517)				1,613,517
Total investments in securities (Cost $714,197,006)	101.77%			708,035,674
Other assets and liabilities, net	(1.77)			(12,318,427)
Total net assets	100.00%			$695,717,247

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated as collateral for when-issued securities.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
10 | Allspring California Tax-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HFFA	Health Facilities Financing Authority
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$17,532,417	$(15,918,900)	$0	$0	$1,613,517	1,613,517	$13,778
Investments in affiliates no longer held at end of period
Allspring Municipal Cash Management Money Market Fund Institutional Class	16,409,618	144,953,938	(161,363,556)	247	(247)	0	0	250,433
				$247	$(247)	$1,613,517		$264,211
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	157	6-18-2024	$17,332,553	$17,395,109	$62,556	$0
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund | 11

Notes to portfolio of investments—March 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
12 | Allspring California Tax-Free Fund

Notes to portfolio of investments—March 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$706,422,157	$0	$706,422,157
Short-term investments
Investment companies	1,613,517	0	0	1,613,517
	$1,613,517	$706,422,157	$0	$708,035,674
Futures contracts	62,556	0	0	62,556
Total assets	$1,676,073	$706,422,157	$0	$708,098,230
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of March 31, 2024, $1,260,000 was segregated as cash collateral for these open futures contracts.
At March 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring California Tax-Free Fund | 13